Submission	Dec. 07, 2025
Submission [Line Items]
Central Index Key	0002067627
Registrant Name	Terra Innovatum Global N.V.
Registration File Number	333-291423
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A